Pro Forma Financial Information (Tables)	6 Months Ended
Jun. 30, 2016
Benefactum Alliance Business Consultant (Beijing) Co., Ltd [Member]
Summary of Pro Forma Financial Information

The pro forma financial information concerning the acquisition of the business operations of our PRC entities appears below.

	(1)	(2)
	Sino Fortune Holding Corporation	Benefactum Alliance Holdings Company Limited	Pro Forma Adjustments	Pro Forma Consolidated
	(historical)	(historical)
ASSETS
CURRENT ASSETS
Cash and cash equivalents	$	$6,709,012		$6,709,012
Prepayments		1,092,521		1,092,521
Other receivable and deposit		1,459,506		1,459,506
Total current assets		9,261,039		9,261,039

PROPERTY AND EQUIPMENT, NET		383,711		383,711
TOTAL ASSETS	$-	$9,644,750		$9,644,750

LIABILITIES AND STOCKHOLDERS’ EQUITY
CURRENT LIABILITIES
Accounts payable and accrued liabilities	$	$602,025		$602,025
Business and related taxes payable		1,015,604		1,015,604
Other payable		6,568,941		6,568,941
Loan from director	2,000	-	(2,000)	-	B
	2,000	8,186,571		8,186,571
TOTAL LIABILITIES
COMMITMENTS AND CONTINGENCIES
EQUITY
Common Stock	5,460	-	337,500	342,960	A/B
Additional paid-in capital	17,640	1,721,020	(360,600)	1,378,060	A/B
Accumulated deficit	(25,100)	(212,469)	25,100	(212,469	)B
Accumulated other comprehensive income (deficit)	-	(50,372)		(50,372)
Total Equity	(2,000)	1,458,179		1,458,179

TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY	$-	$9,644,750		$9,644,750

	(1)	(2)
	Sino Fortune Holding Corporation	Benefactum Alliance Holdings Company Limited	Pro Forma Adjustments		Pro Forma Consolidated
	(historical)	(historical)
REVENUES	$	$11,307,547	$		$11,307,547
OPERATING EXPENSES
Selling, general and administrative expenses	2,392	10,041,469			10,043,861
Business and related taxes		40,546			40,546
Depreciation		65,547			65,547
Total operating expenses	2,392	10,147,561			10,149,953
INCOME (LOSS) FROM OPERATIONS	(2,392)	1,159,986			1,157,594
Interest Income		59,525			59,525
Interest expense and bank charges		(4,826)			(4,826)
Other	7,957	(42,206)			(34,249)
Total other expenses, net	7,957	12,493			20,450
INCOME (LOSS) FROM OPERATIONS BEFORE TAXES	5,565	1,172,479			1,178,044
INCOME TAX PROVISION (BENEFIT)		121,489			121,489
NET INCOME (LOSS)	$5,565	$1,050,990	$		$1,056,555
Earnings per share	$0.00	$0.00	$		$0.00
Weighted average shares outstanding	5,460,000			337,500,000	342,960,000

	(1)	(2)
	Sino Fortune Holding Corporation	Benefactum Alliance Holdings Company Limited	Pro Forma Adjustments	Pro Forma Consolidated
	(historical)	(historical)
ASSETS
CURRENT ASSETS
Cash and cash equivalents	$634	$5,712,741	(634)	$5,712,741
Prepayments		193,358		193,358
Other receivable and deposit		882,711		882,711
Total current assets		6,788,810		6,788,810

Property and equipment, net	5,600	671,943	(5,600)	671,943
TOTAL ASSETS	$6,234	$7,460,753		$7,460,753
LIABILITIES AND STOCKHOLDERS’ EQUITY
CURRENT LIABILITIES
Accounts payable and accrued liabilities	$	$1,064,670		$1,064,670
Business and related taxes payable		556,813		556,813
Other payable		5,410,913		5,410,913
Loan from director	13,800	-	(13,800)	-	B
TOTAL LIABILITIES	13,800	7,032,396		7,032,396
COMMITMENTS AND CONTINGENCIES

EQUITY
Common Stock	5,460	-	337,500	342,960	B
Additional paid-in capital	17,640	1,721,020	(360,600)	1,378,060	B
Accumulated deficit	(30,666)	(1,263,459)	30,666	(1,263,459	)B
Accumulated other comprehensive income (deficit)	-	(29,204)		(29,204)
Total Equity	(7,566)	428,357		428,357

TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY	$6,234	$7,460,753		$7,460,753

	(1)	(2)
	Sino Fortune Holding Corporation	Benefactum Alliance Holdings Company Limited	Pro Forma Adjustments		Pro Forma Consolidated
	(historical)	(historical)
Net sales	$980	$11,966,286	$		$11,967,266
OPERATING EXPENSES
Selling, general and administrative expenses	27,865	11,561,962			11,589,827
Business and related taxes		78,038			78,038
Depreciation		128,400			128,400
Total operating expenses	27,865	11,768,400			11,796,265
INCOME (LOSS) FROM OPERATIONS	(26,885)	197,886			171,001
Interest Income		15,701			15,701
Interest expense and bank charges		(3,165)			(3,165)
Other	-	(55,355)			(55,355)
Total other expenses, net	(26,885)	(42,819)			(69,704)
INCOME (LOSS) FROM OPERATIONS BEFORE TAXES	(26,885)	155,067			128,182
OTHER COMPREHENSIVE LOSS		(29,833)			(29,833)
COMPREHENSIVE INCOME (LOSS)	$(26,885)	$125,234	$		$98,349
Earnings per share	$0.01	$0.00			0.00
Weighted average shares outstanding	5,220,877			337,500,000	342,720,877

	(1)	(2)
	Sino Fortune Holding Corporation	Benefactum Alliance Holdings Company Limited	Pro Forma Adjustments	Pro Forma Consolidated
	(historical)	(historical)
ASSETS
CURRENT ASSETS
Cash and cash equivalents	$1,411	$1,673,799	(1,411)	$1,673,799
Prepayments		-		-
Other receivable and deposit		966,610		966,610
Total current assets		2,640,409		2,640,409

Property and equipment, net	7,000	143,187	(7,000)	143,187
TOTAL ASSETS	$8,411	$2,783,596		$2,783,596
LIABILITIES AND STOCKHOLDERS’ EQUITY
CURRENT LIABILITIES
Accounts payable and accrued liabilities	$442	$275,625	(442)	$275,625
Business and related taxes payable		142,652		142,652
Other payable		1,481,136		1,481,136
Loan from director	8,250	-	(8,250)	-	B
TOTAL LIABILITIES	8,692	1,899,413		1,899,413
COMMITMENTS AND CONTINGENCIES EQUITY
Common Stock	3,500	-	337,500	341,000	A/B
Additional paid-in capital	-	1,721,020	(341,000)	1,380,020	A/B
Accumulated deficit	(3,781)	(837,466)	3,781	(837,466	)B
Accumulated other comprehensive income (deficit)	-	629		629
Total Equity	(281)	884,183		884,183

TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY	$8,411	$2,783,596		$2,783,596

	(1)	(2)
	Sino Fortune Holding Corporation	Benefactum Alliance Holdings Company Limited	Pro Forma Adjustments		Pro Forma Consolidated
	(historical)	(historical)
Net sales	$-	$2,422,538	$		$2,422,538
OPERATING EXPENSES
Selling, general and administrative expenses	3,781	3,189,499			3,193,280
Business and related taxes		50,618			50,618
Depreciation		11,724			11,724
Total operating expenses	3,781	3,251,841			3,255,622
INCOME (LOSS) FROM OPERATIONS	(3,781)	(829,303)			(833,084)
Interest Income		1,853			1,853
Interest expense and bank charges		(903)			(903)
Other	-	(9,113)			(9,113)
Total other expenses, net	(3,781)	(8,163)			(11,944)
INCOME (LOSS) FROM OPERATIONS BEFORE TAXES	(3,781)	(837,466)			(841,247)
OTHER COMPREHENSIVE LOSS		(26,208)			(26,208)
COMPREHENSIVE INCOME (LOSS)	$(3,781)	$(863,674)	$		$(867,455)
Earnings per share	$(0.00)	$(0.00)	$		$(0.00)
Weighted average shares outstanding	1,021,401			337,500,000	338,521,401